Other Costs	12 Months Ended
Dec. 31, 2012
Other Costs [Abstract]
Other Costs
Note 3: Other Costs

Other costs consisted of the following:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Impairment of intangibles	$17.6	$–	$–
International pension settlement costs	6.6	–	–
Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	–	82.5	–
BOP litigation costs	2.5	60.7	12.5
Acquisition integration costs	13.2	–	22.0
Costs associated with retiring the 2.5% convertible debentures	–	14.5	–
Mark-to-market impact on currency derivatives not designated as accounting hedges	(15.7)	9.3	–
Joint venture formation costs	2.7	–	–
Severance, restructuring and other costs	6.6	10.4	12.7

Total other costs	$33.5	$177.4	$47.2

Acquisition integration costs consist of costs incurred for the integration of the operations of certain newly acquired businesses with the existing operations of the Company, largely reflecting the costs associated with converting legacy systems to the Company's SAP information systems.